Deposits and other borrowings (Details) - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Deposits and other borrowings
Deposits and other borrowings	$ 582,920	$ 563,247	$ 555,007
Deposits and other borrowings., percentage change from prior period	3.00%
Deposits and other borrowings., percentage change from same period of prior year	5.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 481,590	475,325	464,859
Deposits and other borrowings., percentage change from prior period	1.00%
Deposits and other borrowings., percentage change from same period of prior year	4.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 21,029	26,259	31,123
Deposits and other borrowings., percentage change from prior period	(20.00%)
Deposits and other borrowings., percentage change from same period of prior year	(32.00%)
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 44,557	43,341	42,690
Deposits and other borrowings., percentage change from prior period	3.00%
Deposits and other borrowings., percentage change from same period of prior year	4.00%
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 274,071	247,161	222,733
Deposits and other borrowings., percentage change from prior period	11.00%
Deposits and other borrowings., percentage change from same period of prior year	23.00%
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 141,933	158,564	168,313
Deposits and other borrowings., percentage change from prior period	(10.00%)
Deposits and other borrowings., percentage change from same period of prior year	(16.00%)
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 70,725	60,801	62,374
Deposits and other borrowings., percentage change from prior period	16.00%
Deposits and other borrowings., percentage change from same period of prior year	13.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 3,452	1,058	858
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 9,526	6,368	6,110
Deposits and other borrowings., percentage change from prior period	50.00%
Deposits and other borrowings., percentage change from same period of prior year	56.00%
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 25,822	22,291	23,488
Deposits and other borrowings., percentage change from prior period	16.00%
Deposits and other borrowings., percentage change from same period of prior year	10.00%
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 31,925	31,084	31,918
Deposits and other borrowings., percentage change from prior period	3.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 30,605	27,121	27,774
Deposits and other borrowings., percentage change from prior period	13.00%
Deposits and other borrowings., percentage change from same period of prior year	10.00%
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 14,638	11,414	11,383
Deposits and other borrowings., percentage change from prior period	28.00%
Deposits and other borrowings., percentage change from same period of prior year	29.00%
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,007	824	800
Deposits and other borrowings., percentage change from prior period	22.00%
Deposits and other borrowings., percentage change from same period of prior year	26.00%
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,834	1,610	1,323
Deposits and other borrowings., percentage change from prior period	14.00%
Deposits and other borrowings., percentage change from same period of prior year	39.00%
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 13,126	$ 13,273	$ 14,268
Deposits and other borrowings., percentage change from prior period	(1.00%)
Deposits and other borrowings., percentage change from same period of prior year	(8.00%)